Acquisition and Disposal of Businesses - Additional Information (Detail) - USD ($) $ in Millions					12 Months Ended
	Dec. 31, 2015	Jul. 01, 2015	Aug. 19, 2014	Jul. 02, 2014	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Business Acquisition And Disposal [Line Items]
Profit on disposal of investments and subsidiaries					$ 0.1	$ 78.0		$ 17.8
Hummingbird Resources Plc
Business Acquisition And Disposal [Line Items]
Percentage of holding		25.10%				25.10%	[1]
Percentage of shareholding, after issue of new shares		19.90%
Canteras Del Hallazgo | Discontinued Operations, Disposed of by Sale | Chucapaca
Business Acquisition And Disposal [Line Items]
Equity sale price			$ 81.0
Percentage of smelter royalty receivable on future sales			1.50%
Profit on disposal of investments and subsidiaries			$ 72.8			$ 72.8
Hummingbird | Discontinued Operations, Disposed of by Sale | Yanfolila
Business Acquisition And Disposal [Line Items]
Equity acquisition, amount						21.1
Profit on disposal of investments and subsidiaries						$ 5.1
Hummingbird | Mali | Discontinued Operations, Disposed of by Sale | Yanfolila
Business Acquisition And Disposal [Line Items]
Percentage of sale interest project				85.00%
Equity acquisition, amount				$ 21.1
Equity acquisition, shares				21,258,503
Profit on disposal of investments and subsidiaries				$ 5.1
Compania De Minas Buenaventura S.A.A. | Canteras Del Hallazgo | Discontinued Operations, Disposed of by Sale | Chucapaca
Business Acquisition And Disposal [Line Items]
Percentage of sale interest project			51.00%			51.00%
Equity ownership percentage			49.00%
Sibanye Spin-off | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff | Sibanye Gold
Business Acquisition And Disposal [Line Items]
Description of spin-off Distribution ratio	The Spin-off was achieved by way of Gold Fields making a distribution on a pro rata basis of one Sibanye Gold ordinary share for every one Gold Fields share (whether held in the form of shares, American depositary receipts, or ADRs, or international depositary receipts) to Gold Fields shareholders, registered as such in Gold Fields' register at close of business on February 15, 2013, in terms of section 46 of the South African Companies Act and section 46 of the South African Income Tax Act.
Spin off date					Feb. 18, 2013

[1]	During fiscal 2014, Gold Fields acquired a 25.1% interest in Hummingbird Resources Plc (Refer note 3(c) for further details).